Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	£ 790.9	£ 876.0
Charge for the year		151.2	174.8		£ 185.5
Impairment charges included within restructuring costs		9.8	79.7
Ending balance		896.4	790.9	[1]	876.0	[1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,697.4	1,745.6
Additions		263.2	218.3
New acquisitions		4.0	0.4
Disposals		(225.4)	(224.1)
Exchange adjustments		18.3	42.8
Ending balance		1,720.9	1,697.4		1,745.6
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(906.5)	(869.6)
Charge for the year		151.2	174.8
Impairment charges included within restructuring costs		9.8	79.7
Other write-downs			2.6
Disposals		219.2	199.8
Exchange adjustments		(23.8)	(20.4)
Ending balance		(824.5)	(906.5)		(869.6)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34.3	34.3
Ending balance		43.2	34.3		34.3
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34.3	34.3
Additions		14.3	0.0
New acquisitions		0.0	0.0
Disposals		(0.1)	0.0
Exchange adjustments		5.3	0.0
Ending balance		43.2	34.3		34.3
Land | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0.0	0.0
Charge for the year		0.0	0.0
Impairment charges included within restructuring costs		0.0	0.0
Other write-downs			0.0
Disposals		0.0	0.0
Exchange adjustments		0.0	0.0
Ending balance		0.0	0.0		0.0
Freehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		37.3	22.0
Ending balance		58.7	37.3		22.0
Freehold buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		39.6	26.2
Additions		8.9	8.9
New acquisitions		0.0	0.0
Disposals		(0.6)	(0.2)
Exchange adjustments		(13.5)	(4.7)
Ending balance		61.4	39.6		26.2
Freehold buildings | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2.3)	(4.2)
Charge for the year		1.0	1.2
Impairment charges included within restructuring costs		0.0	0.0
Other write-downs			0.0
Disposals		0.0	0.0
Exchange adjustments		(0.6)	(3.1)
Ending balance		(2.7)	(2.3)		(4.2)
Leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		542.1	605.5
Ending balance		605.4	542.1		605.5
Leasehold buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,052.5	1,048.8
Additions		134.5	135.7
New acquisitions		1.5	0.2
Disposals		(108.3)	(99.1)
Exchange adjustments		5.2	33.1
Ending balance		1,075.0	1,052.5		1,048.8
Leasehold buildings | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(510.4)	(443.3)
Charge for the year		66.5	76.6
Impairment charges included within restructuring costs		7.1	72.1
Other write-downs			2.6
Disposals		108.2	79.0
Exchange adjustments		(6.2)	(5.2)
Ending balance		(469.6)	(510.4)		(443.3)
Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		82.4	101.2
Ending balance		77.6	82.4		101.2
Fixtures, fittings and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		189.3	212.4
Additions		31.5	25.0
New acquisitions		1.3	0.0
Disposals		(60.0)	(41.1)
Exchange adjustments		12.6	7.0
Ending balance		149.5	189.3		212.4
Fixtures, fittings and equipment | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(106.9)	(111.2)
Charge for the year		27.6	33.2
Impairment charges included within restructuring costs		1.8	6.3
Other write-downs			0.0
Disposals		55.9	38.3
Exchange adjustments		(8.5)	(5.5)
Ending balance		(71.9)	(106.9)		(111.2)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		94.8	113.0
Ending balance		111.5	94.8		113.0
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		381.7	423.9
Additions		74.0	48.7
New acquisitions		1.2	0.2
Disposals		(56.4)	(83.7)
Exchange adjustments		8.7	7.4
Ending balance		391.8	381.7		423.9
Computer equipment | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(286.9)	(310.9)
Charge for the year		56.1	63.8
Impairment charges included within restructuring costs		0.9	1.3
Other write-downs			0.0
Disposals		55.1	82.5
Exchange adjustments		(8.5)	(6.6)
Ending balance		£ (280.3)	£ (286.9)		£ (310.9)

[1]	Figures have been restated as described in the accounting policies.